Quarterly Holdings Report
for
Fidelity Advisor® Global Equity Income Fund
July 31, 2024
AGED-NPRT3-0924
1.938155.112
Common Stocks - 97.6%
	Shares	Value ($)
Belgium - 0.9%
KBC Group NV	6,667	516,908
UCB SA	2,101	351,644
TOTAL BELGIUM		868,552
Brazil - 0.6%
Equatorial Energia SA	104,714	604,274
Canada - 4.9%
Alimentation Couche-Tard, Inc. (multi-vtg.)	18,767	1,156,889
Canadian Natural Resources Ltd.	18,070	641,576
Constellation Software, Inc.	219	690,999
Constellation Software, Inc. warrants 3/31/40 (a)(b)	219	0
Imperial Oil Ltd.	10,219	732,091
Metro, Inc.	13,969	831,877
PrairieSky Royalty Ltd.	36,606	735,752
TOTAL CANADA		4,789,184
China - 2.5%
Kweichow Moutai Co. Ltd. (A Shares)	816	160,638
NXP Semiconductors NV	7,901	2,079,227
SITC International Holdings Co. Ltd.	93,487	208,205
TOTAL CHINA		2,448,070
Finland - 0.8%
Elisa Corp. (A Shares)	15,087	702,427
Neste OYJ	4,672	94,294
TOTAL FINLAND		796,721
France - 2.7%
Airbus Group NV	5,016	759,055
Capgemini SA	2,857	567,182
LVMH Moet Hennessy Louis Vuitton SE	1,311	924,730
Thales SA	700	111,326
VINCI SA	2,436	277,991
TOTAL FRANCE		2,640,284
Germany - 3.6%
Deutsche Telekom AG	25,383	663,956
Rheinmetall AG	4,230	2,306,355
Siemens AG	3,288	602,023
TOTAL GERMANY		3,572,334
Hong Kong - 0.5%
AIA Group Ltd.	60,814	406,776
HKBN Ltd.	271,997	86,339
TOTAL HONG KONG		493,115
Hungary - 0.6%
Richter Gedeon PLC	19,500	555,915
India - 0.3%
HDFC Bank Ltd. sponsored ADR	2,740	164,427
Redington (India) Ltd.	45,659	115,789
TOTAL INDIA		280,216
Ireland - 1.3%
Accenture PLC Class A	3,825	1,264,622
Italy - 0.7%
Prysmian SpA	9,700	667,032
Japan - 6.4%
Capcom Co. Ltd.	22,188	474,256
Daiichikosho Co. Ltd.	25,722	312,929
FUJIFILM Holdings Corp.	13,281	315,768
Hitachi Ltd.	41,385	894,193
Hoya Corp.	4,231	530,148
Inaba Denki Sangyo Co. Ltd.	18,156	479,942
Minebea Mitsumi, Inc.	11,098	266,955
Mitsubishi Electric Corp.	8,300	138,293
Renesas Electronics Corp.	30,169	519,627
Roland Corp.	11,195	292,196
Shin-Etsu Chemical Co. Ltd.	17,663	784,779
Sony Group Corp.	9,297	825,747
Toyota Motor Corp.	25,447	488,856
TOTAL JAPAN		6,323,689
Kenya - 0.2%
Safaricom Ltd.	1,435,064	176,880
Korea (South) - 0.9%
Samsung Electronics Co. Ltd.	15,256	934,434
Luxembourg - 0.2%
L'Occitane Ltd.	49,500	214,464
Sweden - 0.3%
HEXPOL AB (B Shares)	27,302	305,163
Switzerland - 1.0%
Compagnie Financiere Richemont SA Series A	2,100	320,316
Galderma Group AG	2,900	228,267
Sika AG	1,582	480,863
TOTAL SWITZERLAND		1,029,446
Taiwan - 2.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	80,421	2,356,237
United Kingdom - 6.7%
AstraZeneca PLC sponsored ADR	15,997	1,266,163
B&M European Value Retail SA	80,508	484,470
BAE Systems PLC	48,889	815,376
Compass Group PLC	21,011	647,034
Diageo PLC	9,423	293,197
Games Workshop Group PLC	800	105,929
JD Sports Fashion PLC	279,653	473,112
London Stock Exchange Group PLC	4,300	523,421
RELX PLC (London Stock Exchange)	17,599	830,629
RS GROUP PLC	39,005	410,169
Starling Bank Ltd. Series D (a)(b)(c)	20,800	84,764
Unilever PLC	7,942	488,073
WH Smith PLC	12,992	220,465
TOTAL UNITED KINGDOM		6,642,802
United States of America - 59.8%
AbbVie, Inc.	4,800	889,536
Albertsons Companies, Inc.	5,200	103,116
Amdocs Ltd.	9,291	812,684
Ameren Corp.	5,489	435,113
American Tower Corp.	1,996	439,918
Apple, Inc.	22,908	5,087,407
AT&T, Inc.	16,508	317,779
Ball Corp.	3,098	197,745
Bank of America Corp.	38,428	1,549,033
BJ's Wholesale Club Holdings, Inc. (a)	6,710	590,212
BlackRock, Inc.	400	350,600
Capital One Financial Corp.	4,154	628,916
Chubb Ltd.	2,690	741,525
Cisco Systems, Inc.	18,846	913,089
Comcast Corp. Class A	14,882	614,180
Costco Wholesale Corp.	898	738,156
Crane Co.	4,021	645,049
Crane NXT Co.	2,421	152,232
Crown Holdings, Inc.	5,170	458,579
Danaher Corp.	4,234	1,173,157
Dollar Tree, Inc. (a)	5,825	607,781
Eli Lilly & Co.	1,716	1,380,127
Estee Lauder Companies, Inc. Class A	1,957	194,937
Experian PLC	17,215	812,641
Exxon Mobil Corp.	11,872	1,407,900
Freeport-McMoRan, Inc.	20,537	932,585
GE Vernova LLC	1,539	274,311
General Dynamics Corp.	900	268,839
General Electric Co.	6,457	1,098,981
Gilead Sciences, Inc.	8,201	623,768
GSK PLC	21,300	413,620
H&R Block, Inc.	15,325	887,931
Hartford Financial Services Group, Inc.	9,808	1,087,903
Hess Corp.	3,308	507,513
Hillenbrand, Inc.	4,700	207,881
Johnson Controls International PLC	7,206	515,517
JPMorgan Chase & Co.	9,934	2,113,955
Kenvue, Inc.	12,200	225,578
Keurig Dr. Pepper, Inc.	10,337	354,352
Lamar Advertising Co. Class A	5,946	712,688
Linde PLC	3,470	1,573,645
Lowe's Companies, Inc.	2,996	735,548
M&T Bank Corp.	4,925	847,937
McDonald's Corp.	2,457	652,088
MDU Resources Group, Inc.	6,100	164,334
Merck & Co., Inc.	6,944	785,575
Microsoft Corp.	10,869	4,547,046
Mondelez International, Inc.	3,454	236,081
MSCI, Inc.	462	249,831
Nestle SA (Reg. S)	4,941	500,487
NextEra Energy, Inc.	9,779	747,018
Norfolk Southern Corp.	500	124,780
PG&E Corp.	10,627	193,943
Phillips 66 Co.	1,643	239,024
PNC Financial Services Group, Inc.	6,696	1,212,646
Procter & Gamble Co.	5,326	856,208
Roche Holding AG (participation certificate)	3,091	1,000,741
Samsonite International SA (d)	79,200	228,593
Sanofi SA	6,080	626,803
Southern Co.	7,050	588,816
Southwest Gas Holdings, Inc.	2,700	200,232
Spirit AeroSystems Holdings, Inc. Class A (a)	2,900	105,125
T-Mobile U.S., Inc.	6,279	1,144,536
Tapestry, Inc.	8,108	325,050
Target Corp.	1,669	251,034
The Boeing Co. (a)	200	38,120
The Coca-Cola Co.	10,272	685,553
The Travelers Companies, Inc.	3,736	808,620
The Walt Disney Co.	6,600	618,354
TJX Companies, Inc.	9,720	1,098,554
U.S. Bancorp	11,900	534,072
United Parcel Service, Inc. Class B	2,435	317,451
UnitedHealth Group, Inc.	2,323	1,338,420
Valero Energy Corp.	1,258	203,444
Veralto Corp.	1,992	212,268
Verizon Communications, Inc.	9,023	365,612
Vistra Corp.	10,006	792,675
Walmart, Inc.	10,540	723,466
WEC Energy Group, Inc.	3,165	272,380
Wells Fargo & Co.	21,527	1,277,412
TOTAL UNITED STATES OF AMERICA		58,890,356
Zambia - 0.3%
First Quantum Minerals Ltd.	20,250	247,872
TOTAL COMMON STOCKS (Cost $68,478,427)		96,101,662

Money Market Funds - 1.9%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (e) (Cost $1,873,515)	1,873,141	1,873,515

TOTAL INVESTMENT IN SECURITIES - 99.5% (Cost $70,351,942)	97,975,177
NET OTHER ASSETS (LIABILITIES) - 0.5%	494,475
NET ASSETS - 100.0%	98,469,652

Legend

(a)	Non-income producing
(b)	Level 3 security
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $84,764 or 0.1% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $228,593 or 0.2% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Starling Bank Ltd. Series D	6/18/21 - 4/05/22	40,298

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	1,880,612	24,060,174	24,067,280	75,251	9	-	1,873,515	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	-	1,681,483	1,681,483	160	-	-	-	0.0%
Total	1,880,612	25,741,657	25,748,763	75,411	9	-	1,873,515

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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